Other Long-Term Liabilities - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) yr $ / shares	Dec. 31, 2020 CAD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 16.98	$ 3.47	$ 7.88
Share price | $ / shares	$ 53.45	$ 30.59	$ 42.00
Expected volatility	35.50%	39.80%	26.70%
Expected dividend yield	4.40%	5.60%	3.60%
Risk free interest rate	1.10%	0.30%	1.70%
Expected forfeiture rate	4.70%	4.30%	4.30%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock option life | yr	4.2	4.3	4.4
Intrinsic value of vested stock options	$ 112,000,000	$ 11,000,000	$ 75,000,000